CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of critical accounting estimates and judgements [abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Company makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:

Fair value of financial liabilities at fair value through profit or loss

To determine the fair value of Company’s financial instruments classified as financial liabilities, the Company uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period or measurement date as well as using management judgment. In addition, these liabilities are based on estimates that are subject to change based on the facts and circumstances at the times the estimates are made. See note 4.

Revenue recognition

With respect to the Amgen Agreement the Company used its judgement to identify the Company's promises in the agreement and whether the promises are distinct performance obligation. In addition, the Company used its judgement to determine the allocation of the transaction price between its identified distinct performance obligations. The Company also used its significant judgment in order to determine the R&D services period. See note 12.